TAXES ON INCOME (Profit (Loss) Before Income Tax Expense Included In The Statement Of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Profit (loss) before income tax expense	$ (1,221)	$ 806	$ 748
Current tax expense (benefit)	19	37	52
Deferred taxes	1,615	(3,012)
Income tax expense (benefit)	1,634	(2,975)	52
Israel [Member]
Profit (loss) before income tax expense	(483)	782	495
Current tax expense (benefit)		(41)
Deferred taxes	1,581	(3,079)
Foreign Jurisdictions [Member]
Profit (loss) before income tax expense	(738)	24	253
Current tax expense (benefit)	19	78	52
Deferred taxes	$ 34	$ 67